Income taxes - Schedule of reconciliation of total tax expenses (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	157.72%	(2.45%)	(0.74%)
Super deduction on research and development expenses	(145.44%)	6.14%	3.66%
Effect of change in income tax rate	(555.07%)
Effect of tax holiday		(0.27%)	(8.31%)
Effect of tax rate in different tax jurisdiction	4.82%	0.71%
Change in valuation allowance	512.97%	(29.13%)	(19.61%)
Total	0.00%	0.00%	0.00%